Voya Index Solution 2035 Portfolio Investment Objectives and Goals - Class ADV I S S2 Shares [Member] - Voya Index Solution 2035 Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Voya Index Solution 2035 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Until the day prior to its Target Date (defined below), the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.